Other Liabilities (Details) - Schedule of lease liabilities - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of lease liabilities [Abstract]
Accounts payable		$ 11,259	$ 5,011
Accrued expenses and other accruals		12,773	10,970
Lease liabilities	[1]	3,753	2,954
Income tax payable		1,254	1,556
Total other liabilities		$ 29,039	$ 20,491

[1]	Set out below are the carrying amount of the Group’s lease liabilities and the movement during the year: